Significant accounting policies	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Significant accounting policies
2.	Significant accounting policies
2.1 New and amended standards and interpretations
The following IFRS amendments and interpretations are effective from January 1, 2021 but they do not have a significant impact on the Group’s consolidated financial statements:

•	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest rate benchmark reform – Phase 2

•	Amendments to IFRS 16: COVID-19-Related Rent Concessions
2.2 Standards and interpretations issued but not yet effective
The following new and revised standards and interpretations are issued but are not yet effective and were not early adopted by the Group in preparing these consolidated financial statements.

Standard or interpretation	Effective date	Planned application by Sportradar in reporting year

Amendments to IFRS 3: References to Conceptual Framework	January 1, 2022	2022
Amendments to IAS 37: Onerous contracts – Cost of fulfilling a contract	January 1, 2022	2022
Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022	2022
Annual Improvements to IFRS Standards 2018 — 2020	January 1, 2022	2022
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	January 1, 2023	2023
IFRS 17 and amendments to IFRS 17: Insurance Contracts	January 1, 2023	2023
Amendments to IAS 8: Definition of Accounting Estimates	January 1, 2023	2023
Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023	2023
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023	2023
Amendments to IFRS 10 and IAS 28 : Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Deferred indefinitely	—
The above new standards, new interpretations and amended standards are not expected to have a material impact on the consolidated financial statements of the Group.
2.3 Use of judgments, estimates and assumptions
In preparing the consolidated financial statements, management is required to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities reported at the end of any given period as well as the amounts of revenue and expenses for the reporting period. These judgments, estimates and related assumptions are based on historical information and other factors deemed appropriate under the circumstances, which serve as the basis for assessing the carrying amounts of assets and liabilities that cannot be derived from other sources. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.
Assumptions and estimation uncertainties
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on information available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future development, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.
The significant accounting estimates in terms of IAS 1 ‘Presentation of Financial Statements’ are:

a)	Impairment of assets
The determination of a recoverable amount includes management’s consideration of key internal inputs and external market conditions such as future prices, growth rate, customer demand, which impact future cash flows and the determination of the most appropriate discount rate. For information on the carrying amounts of goodwill and other intangible assets and assumptions used for impairment tests for goodwill, refer to note 13. For information on the carrying amounts and assumptions used for impairment test of equity-accounted investees, refer to note 16.

b)	Tax step-up
The recognition of the deferred tax asset for the tax
step-up
is generally based on future estimated taxable income. Factors such as lower than anticipated taxable results can lead to an impairment of the deferred tax asset. For information on the deferred tax asset amount recognized, refer to note 11.

c)	Fair value measurement of nonfinancial assets and nonfinancial liabilities acquired in business combinations and fair value of consideration transferred
The Company measures the assets, liabilities and contingent liabilities acquired through a business combination to fair value. Where possible, fair value adjustments are based on external appraisals or valuation models, e.g. for contingent liabilities and intangible assets which were not recognized by the acquiree. All valuation methods rely on various assumptions such as estimated future cash flows, remaining economic useful life, etc. The consideration transferred in a business combination must be measured at fair value. Contingent consideration is measured at fair value and recognized as part of the consideration transferred at acquisition date. The initial measurement of the fair value of contingent consideration is based on an assessment of the facts and circumstances that exist at the acquisition date. For information on the fair value measurement in the business combinations, refer to note 3.
Judgments
The consolidated financial statements include other areas of judgment and accounting estimates. In the process of applying the Group’s accounting policies, management has made the following judgments, aside from any uncertainty arising as a result of
COVID-19
pandemic, consistent with prior year:
License agreements
The Group typically enters into license agreements with sports leagues for the right to supply data and/or live video feeds to the betting industry (and the media). As described in note 2.9 below, such license agreements fulfill the definition of an intangible asset. There remains uncertainty regarding the timing of initial recognition as an intangible asset and whether those agreements could be considered as executory contracts that should only lead to asset recognition when payments are made. IFRS does not provide industry specific guidance for such license agreements. Therefore, the general recognition requirements of IAS 38
Intangible assets
(“IAS 38”) need to be applied to develop an accounting policy.
License agreements are for a fixed period of time. Payments are typically made in installments over the length of the contract and are mainly fixed. If the license agreements have a non-cancellable
contract term of more than one year and if they require guaranteed minimum license payments, management believes that the recognition criteria of IAS 38 are generally satisfied at commencement of the license term.
The license agreements entered into by Sportradar are complex and the specific rights granted can vary by agreement. Therefore, the conclusion for the accounting of each license agreement involves a significant degree of judgement.
During 2020, the
COVID-19
pandemic led to a significant suspension or cancellation of sporting events. As a result, the Group negotiated with sport rights holders to suspend license payments. The credit notes received from the sport rights holders for the payments suspended were recognized against license fees payables included within trade payables in the consolidated statement of financial position. The portion of these payables capitalized under intangible assets was recognized as a disposal considering the lower service potential due to suspension and cancellation of sporting events.
The Group applied straight-line amortization except for its license agreement with the National Basketball Association (“NBA”). During 2019, amortization of the NBA license agreement was based on the expected increasing usage of the rights over the license term, which is impacted by factors such as the opening of the betting market in the US and correlated user growth. The impairment test for the NBA license agreement performed at the end of 2019 which resulted in an impairment of €36.0 million indicated that the expected usage could no longer be considered as a reliable measure of the consumption of economic benefits. Therefore, with effect from January 1, 2020, the Group changed its amortization method of the NBA license agreement from an expected usage basis to a straight-line basis. For the year ended December 31, 2020, the change in estimate resulted in an increase in the amortization expense by €2,993. For 2021 the amortization expense increased by €207. For 2022 and 2023, the amortization expense will decrease by €417 and €612, respectively.
2.4 Business combinations
The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquired entity and the equity interests issued by the Group. The consideration transferred includes the fair values of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling
interest in the acquired entity at the
non-controlling
interest’s proportionate share of the recognized amounts of the acquired entity’s identifiable net assets.
Acquisition-related costs are expensed as incurred. Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes in the fair value of the contingent consideration, that is deemed to be an asset or liability, are recognized in the consolidated statements of profit or loss and other comprehensive income. For further information on business combinations refer to note 3.
2.5 Foreign currency
In preparing the financial statements of each individual Group entity, transactions in foreign currencies are translated to the respective functional currency of Group companies using the exchange rate prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are subsequently translated to the functional currency at the exchange rate at the reporting date.
Non-monetary
assets and liabilities that are measured based on historical cost in a foreign currency are not subsequently translated. When translating the subsidiary’s respective functional currencies into Sportradar’s presentation currency, which is Euro, assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition are translated using the exchange rates at the reporting date. Income and expense items are translated using the average exchange rates prevailing during the year. Equity is translated at historical exchange rates. All resulting foreign currency translation differences are recognized in other comprehensive income and accumulated in the foreign currency translation reserve. If a foreign operation is entirely disposed of or control is lost due to a partial disposal, the cumulative amount of the translation reserve relating to that foreign operation is reclassified to profit or loss and is part of the gain or loss on disposal.
2.6 Revenue from contracts with customers
The Group derives revenue mainly from service contracts with customers. Revenue from contracts with customers is recognized when it transfers control over a service to a customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services.
Please refer to note 4 for an overview of the performance obligations and revenue recognition within Sportradar.
2.7 Purchased services and licenses
Cost of purchased services consists primarily of licenses and sports rights that have not been capitalized, fees paid to data journalists and freelancers for gathering sports data, fees to sales agents, production costs, consultancy fees, as well as IT development costs and other external service costs. These costs are primarily expensed as they are incurred. This financial statement caption does not include depreciation or amortization expense (as summarized in notes 13 and 14).
2.8 Income taxes
Income taxes include current and deferred income taxes. Income taxes are recognized in profit or loss except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case it is recognized in other comprehensive income or directly in equity, respectively.
Current income taxes relate to all taxes levied on taxable income of the consolidated companies. It is calculated using tax rates that are enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. Other taxes such as property taxes or excise taxes are classified as other operating expenses.
Deferred tax assets and liabilities are recognized in the consolidated statements of financial position for all temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases as well as for unused tax credits and unused tax losses carried forward. However, deferred tax is not recognized for temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and if the temporary difference arose from the initial recognition of goodwill. Temporary differences relating to investments in subsidiaries are not recognized to the extent the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.
Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences only to the extent that it is probable that future taxable income will be available against which they can be utilized. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
For purposes of calculating deferred tax assets and liabilities, the Group applies tax rates that are expected to be applied to temporary differences when they reverse, based on tax rates that are enacted or substantively enacted at the reporting date.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets and they relate to the same taxation authority or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously. For further details, refer to note 11.
2.9 Intangible assets
Intangible assets are identifiable
non-monetary
assets without physical substance. An asset is a resource that is controlled by the entity as a result of past events (for example, purchased or self-created) and from which future economic benefits (inflows of cash or other assets) are expected.
IAS 38 requires an entity to recognize an intangible asset, whether purchased or self-created (at cost) if, and only if:

•	it is probable that the future economic benefits that are attributable to the asset will flow to the entity; and

•	the cost of the asset can be measured reliably.
License agreements
Sportradar typically enters into license agreements with sports leagues for the right to supply data and/or live video feeds to the betting industry (and the media). Those license agreements may include rights to live and past game data, live videos and marketing rights. Such license agreements fulfil the definition of an intangible asset, because they arise from contractual rights and are therefore considered identifiable non-monetary
assets without physical substance. In addition, the Group also exercises control over the rights granted because the Group is able to obtain future economic benefits (income from selling official data and/or videos) and can restrict others from doing so.
At initial recognition, license assets are measured at cost. Costs include the contractually agreed minimum license payments over the non-cancellable
contract term. These payments are discounted using the market interest rate at initial recognition. Furthermore, amounts arising from barter transactions are included in the cost of the license asset and recognized as contract liability. Variable payments (e.g., based on revenues) are not part of the cost and are recognized as expenses when they occur. The fair value of equity instruments granted are part of cost of the license asset and the corresponding credit is recognized in additional paid-in
capital.
After initial recognition, license assets are carried at cost less accumulated amortization and impairment losses. The useful lives are based on the license term (2 - 10 years).
The amortization method used reflects the pattern in which the asset’s future economic benefits are expected to be consumed. If that pattern cannot be determined reliably, the straight-line method is used. The consumption of economic benefits is influenced by the license term as well as the underlying schedule for the respective sports league.
The Group generally amortizes its license agreements on a straight-line basis over the respective seasons. During 2019, amortization of the NBA license agreement was based on the expected increasing usage of the rights over the license term, which is impacted by factors such as the opening of the betting market in the US and correlated user growth. The impairment test for the NBA license agreement performed at the end of 2019 which resulted in an impairment of €36.0 million indicated that the expected usage could no longer be considered as a reliable measure of the consumption of economic benefits. Therefore, with effect from January 1, 2020, the Group changed its amortization method of the NBA license agreement from an expected usage basis to a straight-line basis.
Amortization expense is recorded under Depreciation and amortization in the consolidated statements of profit or loss and other comprehensive income.
For changes in payments resulting from
re-negotiations
refer to note 2.3 on the respective accounting policy.
Internally-developed software
Research costs are expensed as incurred, and development costs are only recognized as internally-developed software (internally generated intangible assets) if all recognition criteria according to IAS 38 are met. Expenses that can be directly allocated to development projects are capitalized provided that:

•	the completion of the intangible asset is technically feasible,

•	the Group has the intention to complete the intangible asset and to use or to sell it,

•	the intangible asset can be sold or used internally,

•	the intangible asset will generate future benefits in terms of new business opportunities, cost savings or economies of scale,

•	sufficient technical and financial resources are available to complete the development and to use or sell the intangible asset, and

•	expenditures can be measured reliably (refer to note 13). Direct costs include not only the personnel expenses for the development team, but also the costs for external consultants and developers.
The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Estimated useful life in years
Internally-developed software in use	3 –5
The amount initially recognized for internally-developed software is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. When no internally-developed software can be recognized, development costs are recognized in the consolidated statements of profit or loss and other comprehensive income as incurred. Subsequent to initial recognition, development costs are measured at cost less accumulated amortization and any accumulated impairment losses.
Goodwill
Goodwill is initially measured at cost, being the excess of the aggregate consideration transferred and the amount recognized for non-controlling
interests, and any previous interest held, over the fair value of the identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group reassesses whether it correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statements of profit or loss and other comprehensive income of the year.
Goodwill arising from acquisition of subsidiaries is subsequently measured at cost less accumulated impairment losses.
Other intangible assets
Other intangible assets with definite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses. Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure is recognized in the consolidated statements of profit or loss and other comprehensive income as incurred.
Generally, intangible assets are amortized on a straight-line basis over the shorter of their contractual term or their estimated useful lives.

The following useful lives are applied:

Intangible asset	Estimated useful life in years
Acquired trademarks and brand names	5
Acquired customer bases	5 -10
Software	2 -10
Other rights	2 - 5
The amortization expense is recorded under depreciation and amortization in the consolidated statements of profit or loss and other comprehensive income. The expense of low value assets is recorded in other operating expenses.
Other intangible assets with indefinite useful lives as well as goodwill are not amortized but tested for impairment annually. Impairment losses on these assets are presented as a separate line in the consolidated statements of profit or loss and other comprehensive income.
2.10 Property and equipment
Items of property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. Cost includes expenditures and, for qualifying assets, borrowing costs that are directly attributable to the acquisition of the item. If government grants are collected, they are deducted from the acquisition or manufacturing costs. Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group.
Property and equipment are depreciated on a straight-line basis over the estimated useful life of the assets:

Tangible asset	Estimated useful life in years
Leasehold improvements	5 -12
Technical equipment and machines	3 -15
Other facilities and equipment	3 -15
Right-of-use assets	1 -12
The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
Maintenance and repairs are expensed as incurred. Gains or losses resulting from the sale or retirement of assets are recognized in other operating income or expenses.
Depreciation expense of property and equipment is recorded under depreciation and amortization in the consolidated statements of profit or loss and other comprehensive income.
For further details on property and equipment refer to note 14.
2.11 Impairment of
non-financial
assets
The Group assesses at each reporting date, whether there is a trigger that non-financial
assets might be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Irrespective of whether there is any indication of impairment, the Group tests goodwill acquired in a business combination, intangible assets not yet available for use and intangible assets with an indefinite useful life for impairment at least annually.
For impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash generating units (“CGU”). Goodwill arising from a business combination is allocated to the CGUs that are expected to benefit from the synergies of the business combination, irrespective of whether other assets or liabilities of the acquiree are assigned to these units.
An impairment loss is recognized when an assets or CGU’s carrying amount exceeds its recoverable amount. The recoverable amount is the greater of its fair value less costs to sell and its value in use. Value in use is based on the estimated future cash flows expected to arise from the continued use of the asset or from its eventual disposal, discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.
If these tests result in an impairment, the relating loss is reported as a separate line in the consolidated statements of profit or loss and other comprehensive income. On the consolidated statements of financial position, impairment losses are allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis. For further details refer to note 13.
If there is any indication that the considerations which led to an impairment no longer exists, the Group will consider the need to reverse all or a portion of the impairment charge except for goodwill. This reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortization had no impairment loss been recognized in prior years.
2.12 Leases
The Group as a lessee
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an asset, the Group assesses whether the contract meets three key evaluations under IFRS 16:

•	the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Group;

•
the Group has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract; and

•
the Group has the right to direct the use of the identified asset throughout the period of use. The Group assesses whether it has the right to direct how and for what purpose the asset is used throughout the period of use.

Measurement and recognition of leases as a lessee
At lease commencement date, the Group recognizes a
right-of-use
asset and a lease liability. The
right-of-use
asset is initially measured at cost, which is made up of the initial measurement of the liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and – if applicable – an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The Group subsequently depreciates the
right-of-use
asset on a straight-line basis from the commencement date to the end of the lease term and adjusts for certain remeasurements of the lease liability. The Group also assesses the right-of-use
asset for impairment if any indicators exist.
At the commencement date, the Group measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease, if that rate is readily available, or the incremental borrowing rate. Generally, the Group uses the incremental borrowing rate (“IBR”) as the discount rate. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use
asset in a similar economic environment.
Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed payments), variable payments based on an index or rate, and – if applicable – amounts expected to be payable under a residual value guarantee, payments arising from options reasonably certain to be exercised and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.
The lease liability is measured at amortized cost using the effective interest method. The liability is increased as a result of interest accrued on the balance outstanding and is reduced for lease payments made. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance
fixed payments.
When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use
asset or is recorded in profit and loss if the carrying amount of the right-of-use
asset has already been reduced to zero.
On the consolidated statements of financial position,
right-of-use
assets are presented within property and equipment while lease liabilities are presented within loans and borrowings.
Short-term leases and leases of
low-value
assets
The Group has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and short-term leases, including other facilities and equipment. The payments in relation to these leases are recognized in the consolidated statements of profit or loss and other comprehensive income on a straight-line basis over the lease term.
For further details refer to note 15.
2.13 Financial instruments
Initial recognition and derecognition
Trade receivables and debt securities issued are initially recognized when they originate. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus (for financial assets) or minus (for financial liabilities), for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
The Group derecognizes financial assets when the contractual right to the cash flows expires or the assets are transferred, and the Group has neither retained the contractual rights to receive cash nor assumes any obligations to pay cash from the assets.
Classification and measurement
Financial Assets
On initial recognition, a financial asset is classified as measured at:

•	amortized cost;
•	fair value through other comprehensive income (FVOCI); or

•	fair value through profit and loss (FVTPL).
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
A financial asset is classified as an asset measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All financial assets not classified as either asset measured at amortized cost or assets measured at FVOCI are measured at FVTPL. This includes all derivative financial assets. For further information, refer to note 26.
For the purpose of assessing whether contractual cash flows are solely payments of principal and interest: - “principal” is defined as the fair value of the financial asset on initial recognition; “interest” is defined as the consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (for example liquidity risk and administrative costs), as well as a profit margin.
The Group’s trade receivables and loans entitle it solely to payments of principal and interest (only loans). The Group holds all trade receivables and loans with the objective to collect the contractual cash flows.
Financial assets measured at amortized cost
Loans, receivables and cash accounts are subsequently measured at amortized cost using the effective interest rate method. The amortized cost is reduced by impairment losses, if any. Gains and losses are recognized in the consolidated statements of profit or loss and other comprehensive income when the asset is derecognized, modified or impaired.
Cash and cash equivalents
Cash comprises cash on hand and demand deposits. Cash equivalents are short-term (maximum 3 months), highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Cash and cash equivalents include bank accounts, petty cash and cash held by the Group. Bank overdrafts are not considered under cash as they are not an integral part of the Group’s cash management.
Financial assets measured at fair value through profit or loss (FVTPL)
Financial assets measured at FVTPL comprise derivative financial instruments and are subsequently measured at fair value. Net gains and losses are recognized in profit or loss.
Financial assets measured at fair value through other comprehensive income (FVOCI)
Financial assets measured at FVOCI comprise equity investments and are subsequently measured at fair value. Net gains and losses are recognized in other comprehensive income.
Financial and other liabilities
The Group’s financial liabilities include borrowings, trade payables, lease liabilities and other liabilities which are financial instruments.
Financial liabilities are classified as liabilities measured at amortized cost or at FVTPL. A financial liability is classified as a liability measured at FVTPL if it is a derivative or it is designated as such on initial recognition. These are measured at fair value and net gains and losses, including any interest expense, are recognized in the consolidated statements of profit or loss and other comprehensive income. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in the consolidated statements of profit or loss and other comprehensive income. Any gain or loss on derecognition is also recognized in the consolidated statements of profit or loss and other comprehensive income.
The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in the consolidated statements of profit or loss and other comprehensive income.
Financial assets and financial liabilities are offset, and the net amount presented in the statements of financial position when, and only when, the Group currently has a legally enforceable right to offset the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.
Impairment for
non-derivative
financial assets and contract assets
Trade receivables and contract assets
Impairment is measured based on an expected credit loss (“ECL”) model. The Group measures loss allowances for trade receivables and contract assets at an amount equal to lifetime ECLs. The Group considers a financial asset to be in default if the borrower is unlikely to pay its credit obligations to the Group in full or the financial asset is more than 90 days overdue.
The Group applies a practical expedient to calculate ECLs on receivables and contract assets that do not contain a significant financing component using a provision matrix. This matrix is based on information such as delinquency status and actual credit loss experience over the last four years (on historical data) and based on current and forward-looking information on macroeconomic factors. The provision matrix is applied to all outstanding trade receivables by aging group to determine the actual ECL. The Group considered the contract assets to be current and use the same default rate as the “not overdue” trade receivables aging bucket to calculate the ECL provision.
The provision matrix is not applied to financial assets which are already impaired by individual allowances.
Credit-impaired financial assets
At each reporting date, the Group assesses whether a financial asset carried at amortized cost is credit impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. The Group looks at the change in the risk of a default occurring over the expected life of the financial asset instead of a change in the ECL. The Group’s assessment uses the lifetime probability of default method. A credit loss will be calculated as the difference between the cash flows that are due in accordance with the contract/agreement and the cash flows that the Group expects to receive, discounted at the original effective interest rate of the financial instrument.

Presentation of allowance for ECL in the statements of financial position
The expected credit loss allowance for each type of financial asset (i.e., trade receivables) is deducted from the gross carrying amount of the assets (i.e. contra-asset). Impairment losses are shown separately on the face of the consolidated statements of profit or loss and other comprehensive income.
Write-off
Write-offs are recognized, when the Group has no reasonable expectations of recovering a financial asset either in its entirety or a portion thereof. The Group assesses after 180 days whether or not a trade receivable needs to be written off.
2.14 Interests in equity-accounted investees
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to the assets and obligations for the liabilities relating to the arrangement (joint operation).
Interests in associates and joint ventures are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence or joint control ceases.
If there are objective indications that an investment in an equity-accounted investee is impaired, the recoverable amount is calculated on the basis of the estimated future cash flows expected to be generated by the respective entity. For further details refer to note 16.
2.15 Ordinary shares
Ordinary shares are classified as equity since the shares are non-redeemable
and any dividends are discretionary. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects. For further details refer to note 20.
2.16 Participation certificates
Participation certificates were shares without voting rights. Since they are non-redeemable
and dividends are also discretionary, they are classified as equity. The participation certificates have been converted to ordinary shares in 2021. For further details refer to note 20.
2.17 Share-based payments
Employees and directors of the Group and third parties receive remuneration in the form of share-based compensation awards. The cost of equity-settled awards is measured at fair value at the date of grant using an appropriate valuation model. The cost is recognized in personnel expenses (for employees and directors of the Group) and other expenses (for third parties) in the consolidated statements of profit or loss and other comprehensive income, respectively as an asset for goods received in case of equity grants for goods, together with a corresponding credit to additional paid-in
capital. For employees the cost is recognized over the vesting period.
The cumulative expense recognized for equity-settled awards at each reporting date until the vesting date reflects the Group’s best estimate of the number of equity instruments that will ultimately vest. At each statement of financial position date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based
vesting conditions. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of profit or loss and other comprehensive income such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.
For further details on share-based payments refer to note 31.
2.18 Post-employment benefit plans
Defined benefit plans
The Group’s net obligation or asset in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future benefit that employees have earned in the current and prior periods using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation.
Remeasurements of the net defined benefit obligation, comprising actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized directly in other comprehensive income. Service costs comprising current service costs, past-service costs, and gains and losses on curtailment are recognized in the period they are incurred as an expense (income) under personnel expenses in the consolidated statements of profit or loss and other comprehensive income. The Group recognizes gains and losses on settlement of a defined benefit plan as an expense (income) under personnel expenses when the settlement occurs. The net interest expense or income is recognized in other financial expense (income). Past service costs represent change in a defined benefit obligation for employee service in prior periods, arising as a result of changes to plan arrangements in the current period. The recognition of past service costs occurs at the earlier of the following dates:

•	When the plan amendment or curtailment occurs; and

•	When Group recognizes any termination benefits, or related restructuring costs under IAS 37.
The Group determines the net interest expense (income) by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net
defined benefit liability or asset taking into account changes in the net defined benefit liability or asset during the period as a result of contributions and benefit payments.
Defined contribution plans
The contributions to defined contribution plans are recognized as an expense as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.
For further details on post-employment benefit plans refer to note 22.
2.19 Provisions
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. For further details refer to note 24.

2.20 Earnings per share
Basic earnings available to ordinary shareholders per share is computed based on the weighted average number of ordinary shares outstanding during the period. For further details refer to note 12.
For diluted earnings per share, the weighted average number of ordinary shares in issue, net of treasury shares, is adjusted to assume conversion of all dilutive potential ordinary shares. At present these include share awards granted to employees and non-employees.
2.21 Segment reporting
The Group has applied the criteria set by IFRS 8
Operating segments
to determine the number and type of reportable segments. The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”). The CODM monitors the operating results of its divisions separately for the purpose of making decisions about resource allocation and performance assessment. The Group has three reportable segments. These divisions offer different services and are managed separately. For further details refer to note 5.